Restatement of Previously Issued Combined Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 4,722		$ 4,722		$ 21,136	$ 15,875
General and Administrative Expense	$ 5,582	$ 3,697	$ 14,697	$ 12,603	$ 16,947	10,225	$ 8,651
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current						$ 7,000
General and Administrative Expense							$ 700